Property, Plant and Equipment - Schedule of Reconciliation of Changes in Property, Plant and Equipment (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 1,691,229	¥ 1,582,800
Ending of period	1,989,777	1,691,229
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,698,984	2,453,007
Additions and other increases	324,423	185,217
Transfers	0	0
Disposals and other decreases	(70,440)	(50,830)
Reclassification to assets held for sale	(16,558)	(36,331)
Foreign currency translation differences	274,069	147,922
Ending of period	3,210,478	2,698,984
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,007,755)	(870,207)
Disposals and other decreases	42,192	30,224
Reclassification to assets held for sale	13,733	20,983
Foreign currency translation differences	(83,078)	(36,045)
Depreciation expenses	(170,339)	(150,379)
Impairment losses	(15,454)	(2,331)
Ending of period	(1,220,701)	(1,007,755)
Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	980,578	944,455
Ending of period	1,171,629	980,578
Buildings and structures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,400,108	1,288,578
Additions and other increases	158,460	46,155
Transfers	26,434	21,026
Disposals and other decreases	(45,337)	(22,876)
Reclassification to assets held for sale	(9,188)	(14,915)
Foreign currency translation differences	148,576	82,139
Ending of period	1,679,054	1,400,108
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(419,530)	(344,123)
Disposals and other decreases	22,173	5,429
Reclassification to assets held for sale	7,961	8,209
Foreign currency translation differences	(36,879)	(15,585)
Depreciation expenses	(80,067)	(72,900)
Impairment losses	(1,082)	(560)
Ending of period	(507,425)	(419,530)
Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	364,763	340,737
Ending of period	395,865	364,763
Machinery and vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	851,382	772,024
Additions and other increases	27,662	25,628
Transfers	39,784	37,743
Disposals and other decreases	(11,583)	(16,084)
Reclassification to assets held for sale	(6,236)	(10,968)
Foreign currency translation differences	80,936	43,039
Ending of period	981,944	851,382
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(486,618)	(431,287)
Disposals and other decreases	8,682	14,207
Reclassification to assets held for sale	5,353	9,276
Foreign currency translation differences	(37,869)	(16,976)
Depreciation expenses	(71,588)	(60,428)
Impairment losses	(4,039)	(1,410)
Ending of period	(586,080)	(486,618)
Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	43,660	44,404
Ending of period	49,761	43,660
Tools, furniture, and fixtures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	141,867	135,895
Additions and other increases	11,508	9,025
Transfers	10,803	5,962
Disposals and other decreases	(10,694)	(11,096)
Reclassification to assets held for sale	(483)	(4,013)
Foreign currency translation differences	11,946	6,093
Ending of period	164,945	141,867
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(98,207)	(91,491)
Disposals and other decreases	10,127	10,393
Reclassification to assets held for sale	419	3,499
Foreign currency translation differences	(8,058)	(3,435)
Depreciation expenses	(18,684)	(17,052)
Impairment losses	(781)	(121)
Ending of period	(115,184)	(98,207)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	97,983	98,243
Ending of period	105,572	97,983
Land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	98,227	98,654
Additions and other increases	5	349
Transfers	0	0
Disposals and other decreases	(9)	(201)
Reclassification to assets held for sale	(597)	(5,471)
Foreign currency translation differences	8,220	4,895
Ending of period	105,845	98,227
Land | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(243)	(411)
Disposals and other decreases	0	195
Reclassification to assets held for sale	0	0
Foreign currency translation differences	(30)	(28)
Depreciation expenses	0	0
Impairment losses	0	0
Ending of period	(273)	(243)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	204,245	154,960
Ending of period	266,950	204,245
Construction in progress | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	207,400	157,856
Additions and other increases	126,788	104,059
Transfers	(77,021)	(64,731)
Disposals and other decreases	(2,817)	(574)
Reclassification to assets held for sale	(53)	(965)
Foreign currency translation differences	24,391	11,755
Ending of period	278,689	207,400
Construction in progress | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(3,156)	(2,896)
Disposals and other decreases	1,210	0
Reclassification to assets held for sale	0	0
Foreign currency translation differences	(242)	(21)
Depreciation expenses	0	0
Impairment losses	(9,552)	(239)
Ending of period	¥ (11,739)	¥ (3,156)